HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 2.5%
Internet Media & Services - 2.5%
Alphabet, Inc. - Class C	9,720	$ 1,657,163

Consumer Discretionary - 12.8%
E-Commerce Discretionary - 3.9%
Amazon.com, Inc. (a)	12,400	2,577,836

Home Construction - 1.9%
Lennar Corporation - Class A	7,300	1,273,047

Leisure Facilities & Services - 5.2%
Chipotle Mexican Grill, Inc. (a)	29,500	1,814,840
Starbucks Corporation	15,470	1,585,056
		3,399,896
Retail - Discretionary - 1.8%
AutoZone, Inc. (a)	365	1,156,882

Consumer Staples - 1.2%
Beverages - 0.4%
PepsiCo, Inc.	1,580	258,251

Food - 0.8%
Mondelez International, Inc. - Class A	7,810	507,260

Energy - 4.5%
Oil & Gas Producers - 1.4%
Exxon Mobil Corporation	7,500	884,700

Oil & Gas Services & Equipment - 3.1%
Baker Hughes Company	30,890	1,357,615
Schlumberger Ltd.	15,800	694,252
		2,051,867
Financials - 15.5%
Asset Management - 2.7%
Blue Owl Capital, Inc.	49,000	1,162,770

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Financials - 15.5% (Continued)
Asset Management - 2.7% (Continued)
Charles Schwab Corporation (The)	7,500	$ 620,700
		1,783,470
Banking - 2.4%
JPMorgan Chase & Company	6,180	1,543,269

Institutional Financial Services - 4.0%
Goldman Sachs Group, Inc. (The)	1,900	1,156,283
Morgan Stanley	10,980	1,445,078
		2,601,361
Insurance - 2.7%
Marsh & McLennan Companies, Inc.	7,604	1,773,481

Specialty Finance - 3.7%
American Express Company	8,010	2,440,487

Health Care - 12.9%
Biotech & Pharma - 5.9%
AbbVie, Inc.	6,350	1,161,605
Eli Lilly & Company	2,230	1,773,631
Pfizer, Inc.	35,000	917,350
		3,852,586
Health Care Facilities & Services - 2.4%
UnitedHealth Group, Inc.	2,615	1,595,673

Medical Equipment & Devices - 4.6%
Danaher Corporation	6,580	1,577,160
Illumina, Inc. (a)	4,505	649,396
Thermo Fisher Scientific, Inc.	1,550	820,926
		3,047,482
Industrials - 14.0%
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	4,000	752,800

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 14.0% (Continued)
Engineering & Construction - 2.1%
Fluor Corporation (a)	24,830	$ 1,393,708

Industrial Intermediate Products - 2.4%
Chart Industries, Inc. (a)	8,300	1,603,975

Industrial Support Services - 4.9%
Grainger (W.W.), Inc.	1,300	1,566,942
United Rentals, Inc.	1,870	1,619,420
		3,186,362
Machinery - 1.7%
Lincoln Electric Holdings, Inc.	5,180	1,131,726

Transportation & Logistics - 1.7%
CSX Corporation	30,718	1,122,743

Materials - 1.9%
Chemicals - 1.0%
Sherwin-Williams Company (The)	1,620	643,788

Steel - 0.9%
Nucor Corporation	4,070	629,588

Real Estate - 2.7%
REITs - 2.7%
Prologis, Inc.	9,943	1,161,144
Weyerhaeuser Company	17,958	579,325
		1,740,469
Technology - 30.0%
Semiconductors - 13.4%
Advanced Micro Devices, Inc. (a)	13,510	1,853,234
KLA Corporation	3,710	2,400,481
NVIDIA Corporation	33,078	4,573,034
		8,826,749
Software - 8.3%
Adobe, Inc. (a)	3,225	1,663,874

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Technology - 30.0% (Continued)
Software - 8.3% (Continued)
Microsoft Corporation	5,100	$ 2,159,646
Salesforce, Inc.	5,020	1,656,550
		5,480,070
Technology Hardware - 5.7%
Apple, Inc.	8,500	2,017,305
Ciena Corporation (a)	13,900	969,108
Cisco Systems, Inc.	12,260	725,915
		3,712,328
Technology Services - 2.6%
Visa, Inc. - Class A	5,330	1,679,376

Utilities - 1.3%
Electric Utilities - 1.3%
AES Corporation (The)	65,020	847,861

Total Common Stocks (Cost $36,954,148)		$ 65,156,254

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.56% (b) (Cost $478,156)	478,156	$ 478,156

Investments at Value - 100.0% (Cost $37,432,304)		$ 65,634,410

Other Assets in Excess of Liabilities - 0.0% (c)		19,418

Net Assets - 100.0%		$ 65,653,828

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2024.
(c)	Percentage rounds to less than 0.1%.